Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ International Fund
February 17, 2017
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (co-manager) has managed the fund since June 2017.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

ZNL-17-01 1.9881993.100	March 31, 2017

Supplement to the
Fidelity® International Growth Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

AIGF-17-02 1.885800.114	March 31, 2017

Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager) and Patrick Drouot (co-manager) have managed the fund since June 2017.

The following information replaces similar information found in the "Fund Management" section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for the fund. FMR UK is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

AILS-17-02 1.820236.117	March 31, 2017

Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 30, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser".

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager) and Patrick Drouot (co-manager) have managed the fund since June 2017.

The following information replaces similar information found in the "Fund Management" section under the heading "Sub-Adviser(s)".

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for the fund. FMR UK is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

ILS-17-01 1.824655.110	March 31, 2017

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
Class F
December 30, 2016
Prospectus

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information supplements information for Fidelity® Series International Growth Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information supplements information for Fidelity® Series International Small Cap Fund in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information for Fidelity® Series International Small Cap Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, Michael Luciano, and Benjamin Piggott have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager), Patrick Drouot (co-manager), Elad Lachovitzki (co-manager), Michael Luciano (co-manager), and Benjamin Piggott (co-manager) have managed the fund since June 2017.

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

The following information replaces similar information found in the “Fund Management” section under the heading "Sub-Adviser(s)”.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Series International Growth Fund and Fidelity® Series International Value Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity® Series Emerging Markets Fund and Fidelity® Series International Small Cap Fund.

FMRC is an affiliate of the Adviser. As of December 31, 2015, FMRC had approximately $1.1 trillion in discretionary assets under management.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. FMR UK has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR UK is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR Japan is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® Series International Growth Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of Fidelity® Series International Growth Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, Michael Luciano, and Benjamin Piggott have been named interim co-managers of Fidelity® Series International Small Cap Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

Elad Lachovitzki is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Lachovitzki worked as an equity salesperson at JPMorgan Securities in Japan from 2009 to 2012.

Michael Luciano is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Since joining Fidelity Investments in 2006, Mr. Luciano has worked as an equity investment analyst and portfolio manager.

Benjamin Piggott is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Mr. Piggott joined Fidelity Investments in 2002 and worked as a research associate until 2005. He rejoined Fidelity Investments in 2007, as a research analyst, after working as a portfolio assistant at Legg Mason Capital Management from 2005 to 2007.

GSV-F-17-02 1.928461.107	March 31, 2017

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2016
Prospectus

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information supplements information for Fidelity® Series International Growth Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information supplements information for Fidelity® Series International Small Cap Fund in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information supplements information for Fidelity® Series International Small Cap Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, Michael Luciano, and Benjamin Piggott have been named interim co-managers of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan (co-manager), Patrick Drouot (co-manager), Elad Lachovitzki (co-manager), Michael Luciano (co-manager), and Benjamin Piggott (co-manager) have managed the fund since June 2017.

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

The following information replaces similar information found in the “Fund Management” section under the heading "Sub-Adviser(s)”.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Series International Growth Fund and Fidelity® Series International Value Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity® Series Emerging Markets Fund and Fidelity® Series International Small Cap Fund.

FMRC is an affiliate of the Adviser. As of December 31, 2015, FMRC had approximately $1.1 trillion in discretionary assets under management.

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2015, FMR UK had approximately $18.6 billion in discretionary assets under management. FMR UK has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR UK is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, and Fidelity® Series International Value Fund. FMR Japan is an affiliate of the Adviser.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® Series International Growth Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of Fidelity® Series International Growth Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, Michael Luciano, and Benjamin Piggott have been named interim co-managers of Fidelity® Series International Small Cap Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Patrick Buchanan is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Mr. Buchanan joined Fidelity Investments in 2001 and worked as a research associate until 2002. He rejoined Fidelity Investments in 2007, as a research analyst, after working as an analyst at Lyceum Capital from 2002 to 2005, as well as at Wells Capital Management from 2005 to 2007.

Patrick Drouot is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.

Elad Lachovitzki is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Lachovitzki worked as an equity salesperson at JPMorgan Securities in Japan from 2009 to 2012.

Michael Luciano is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Since joining Fidelity Investments in 2006, Mr. Luciano has worked as an equity investment analyst and portfolio manager.

Benjamin Piggott is co-manager of Fidelity® Series International Small Cap Fund, which he has managed since June 2017. Mr. Piggott joined Fidelity Investments in 2002 and worked as a research associate until 2005. He rejoined Fidelity Investments in 2007, as a research analyst, after working as a portfolio assistant at Legg Mason Capital Management from 2005 to 2007.

GSV-S-17-02 1.928460.107	March 31, 2017

Supplement to the
Fidelity® Total International Equity Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (co-manager) has managed the fund since June 2017.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

ATIE-17-02 1.885796.116	March 31, 2017

Supplement to the
Fidelity® International Growth Fund and Fidelity® Total International Equity Fund
December 30, 2016
Prospectus

The following information supplements information for Fidelity® International Growth Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (portfolio manager) has managed the fund since June 2017.

The following information supplements information for Fidelity® Total International Equity Fund in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore (co-manager) has managed the fund since June 2017.

The following information supplements the biographical information for Jed Weiss found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of the fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is portfolio manager of Fidelity® International Growth Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of the fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Accordingly, the following information will supplement the information for Mr. Weiss beginning June 15, 2017.

Vincent Montemaggiore is co-manager of Fidelity® Total International Equity Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

IGF-TIE-17-01 1.900378.111	March 31, 2017